Other non-current assets - Joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other non-current assets
Other non-current assets	$ 25	$ 21	$ 15	$ 12
Joint ventures	$ 10	$ 6